12 Net finance costs	12 Months Ended
Dec. 31, 2020
Net Finance Costs
Net finance costs
Note	12 | Net finance costs

	Note	12.31.20	12.31.19	12.31.18
Financial income
Financial interest		25	75	72
Other interest	35.a	30	3	104
Total financial income		55	78	176

Finance costs
Commercial interest		(5,986)	(4,069)	(6,191)
Interest and other		(3,170)	(5,106)	(4,159)
Fiscal interest		(109)	(7)	(48)
Bank fees and expenses		(11)	(23)	(18)
Total finance costs		(9,276)	(9,205)	(10,416)

Other financial results
Changes in fair value of financial assets		989	383	1,563
Net gain from the repurchase of Corporate Notes		415	622	10
Exchange differences		(2,955)	(5,674)	(5,506)
Adjustment to present value of receivables		(129)	(104)	(1)
Recovery of provision for credit RDSA		-	-	-
Other finance costs		(210)	(23)	(180)
Total other finance costs		(1,890)	(4,796)	(4,114)
Total net finance costs		(11,111)	(13,923)	(14,354)